Segment and geographic information - Schedule of revenue by geographic region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 218,019	$ 193,234	$ 137,668
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	103,527	90,868	61,098
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	41,779	38,364	29,759
Asia Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	33,951	30,287	21,560
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	21,705	19,026	14,639
Israel
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	3,551	3,129	2,127
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 13,506	$ 11,560	$ 8,485